PGIM Investments LLC

655 Broad Street

Newark, New Jersey 07102

February 7, 2022

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:     The Prudential Variable Contract Account -2

       Post-Effective Amendment No. 79

       Registration numbers 2-28316 and 811-01612

Dear Sir or Madam:

We are filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended, Post-Effective Amendment No. 79 to the Registration Statement (the “Amendment”) of the above-referenced Registrant on Form N-3, which updates the Registration Statement to conform with the revised requirements of Form N-3. Aside from converting the Registration Statement for The Prudential Variable Contract Account-2 (“VCA 2”) to the new Form N-3 requirements, no other changes were made to the Registration Statement.

Along with this filing, we are furnishing our Staff reviewer with electronic courtesy copies of the VCA 2 prospectus and statement of additional information (“SAI”).1 The first copy is the filing in composition format. The second copy tracks the changes made from the VCA 2 prospectus and SAI filed on April 16, 2021, effective on May 1, 2021.

Thank you for your attention to this filing. If you have any comments or questions regarding this Amendment, please direct them to Chris Palmer or Will Lane at Goodwin Procter LLP (our outside counsel) at 202.346.4253 or CPalmer@goodwinlaw.com and 202.346.4304 or WLane@goodwinlaw.com. Additionally, if there is anything that can be provided to help facilitate your review, please contact Chris or Will.

Sincerely,
/s/ Patrick McGuinness
Patrick McGuinness
Director & Corporate Counsel

1 Please note that financial statements and written consent by our auditors along with performance and other data points will not be included in this Rule 485(a) filing, but they will be provided in our subsequent Rule 485(b) filing.